DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments
Our derivative instruments are not designated as hedging instruments and the positions at June 30, 2016 and December 31, 2015 is summarized as follows:

(in thousands of $)	2016	2015
Interest rate swaps	—	1,641
Currency swaps	826	—
Asset - Derivatives fair value	826	1,641

(in thousands of $)	2016	2015
Interest rate swaps	18,959	1,879
Currency swaps	—	183
Bunker derivatives	1,643	3,338
Liability - Derivatives fair value	20,602	5,400

Derivative Instruments Loss (Gain)
During the six months ended June 30, 2016 and June 30, 2015 the following amounts were recognized in the consolidated statement of operations:

(in thousands of $)		2016	2015
Interest rate swaps	Interest expense	991	686
	Unrealized fair value loss	18,721	88
Foreign currency swaps	Unrealized fair value gain	(974)	—
	Realized gain	(35)	—
Forward freight agreements	Realized loss	38	—
Bunker derivatives	Realized loss (gain)	624	(112)
	Unrealized fair value gain	(1,544)	(167)
		17,821	495